Risk management and concentrations of risk (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Beginning Balance, Before tax gains (losses)	$ (3,612)	$ (6,947)	$ (8,830)
Effective portion of unrealized loss on cash flow hedge, Before tax gains (losses)	412	2,480	1,028
Reclassification of amortization of cash flow hedge to earnings, Before tax gains (losses)	855	855	855
Other Comprehensive Income (Loss), Cash Flow Hedge, Reclassification for Discontinuance, before Tax	(3,557)
Other comprehensive income for period, Before tax gains (losses)	(2,290)	3,335	1,883
Ending Balance, Before tax gains (losses)	(5,902)	(3,612)	(6,947)
Beginning Balance, Tax benefit (expense)	864	1,211	1,589
Effective portion of unrealized loss on cash flow hedge, Tax benefit (expense)	0	0	0
Reclassification of amortization of cash flow hedge to earnings, Tax benefit (expense)	(299)	(347)	(378)
Accumulated Other Comprehensive Income Loss Cash Flow Hedge Reclassification For Discontinuance Net of Tax	0
Other comprehensive income for period, Tax benefit (expense)	(299)	(347)	(378)
Ending Balance, Tax benefit (expense)	565	864	1,211
Beginning Balance, Net of tax	(2,748)	(5,736)	(7,241)
Effective portion of unrealized loss on cash flow hedge, Net of tax	412	2,480	1,028
Reclassification of amortization of cash flow hedge to earnings, Net of tax	556	508	477
Other Comprehensive Income Loss Cash Flow Hedge Reclassification For Discontinuance Tax	(3,557)
Other comprehensive income for period, Net of tax	(2,589)	2,988	1,505
Ending Balance, Net of tax	(5,337)	(2,748)	(5,736)
Beginning Balance, Accumulated OCI	(2,748)	(5,736)	(7,241)
Effective portion of unrealized loss on cash flow hedge, Accumulated OCI	412	2,480	1,028
Reclassification of amortization of cash flow hedge to earnings, Accumulated OCI	556	508	477
Other Comprehensive Income Loss Cash Flow Hedge Reclassification For Discontinuance Net of Tax	(3,557)
Other comprehensive income for period, Accumulated OCI	(2,589)	2,988	1,505
Ending Balance, Accumulated OCI	$ (5,337)	$ (2,748)	$ (5,736)